Short-term loans (Tables)	12 Months Ended
Dec. 31, 2017
Short-term loans [abstract]
Short-term loans
	As at 31 December 2017			As at 31 December 2016
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	'000			'000

Secured
RMB
- Fixed rate	24,000	24,000	4.71%-5.50%	13,500	13,500	3.00%
- Variable rate	-	-		112,034	112,034	2.77%-3.80%

Unsecured
RMB
- Fixed rate	10,450,248	10,450,248	3.92%-4.35%	3,319,947	3,319,947	3.70%-4.35%
- Variable rate	69,777,100	69,777,100	3.74%-4.35%	54,223,393	54,223,393	3.57%-4.35%

Total		80,251,348			57,668,874